TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES
At the beginning of the fiscal year	$ (47,920)	$ (59,417)
Increases	(44,652)	(57,118)
Uses	17,275	36,229
RECPAM and currency translation adjustments	40,174	32,386
At the end of the year	$ (35,123)	$ (47,920)